Expense Example - LVIP Delaware Diversified Income Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	55	186	343	799	86	294	519	1,167